UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07377

Morgan Stanley Capital Opportunities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	November 30, 2010

Date of reporting period:	August 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Capital Opportunities Trust

Portfolio of Investments • August 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.0%)
	Air Freight & Logistics (2.4%)
175,787	Expeditors International of Washington, Inc.	$6,959,407

	Capital Markets (3.4%)
135,409	Greenhill & Co., Inc.	9,536,856

	Chemicals (2.7%)
147,532	Monsanto Co.	7,767,560

	Commercial Services & Supplies (2.2%)
355,883	Edenred (France) (a)	6,133,503

	Computers & Peripherals (9.7%)
76,388	Apple, Inc. (a)	18,590,547
277,674	Teradata Corp. (a)	9,091,047
		27,681,594
	Distributors (4.1%)
2,294,465	Li & Fung Ltd. (Bermuda) (b)	11,621,651

	Diversified Financial Services (6.8%)
863,326	BM&F Bovespa SA (Brazil)	6,267,565
256,611	Leucadia National Corp. (a)	5,478,645
254,713	MSCI, Inc. (Class A) (a)	7,615,918
		19,362,128
	Food Products (2.6%)
140,569	Mead Johnson Nutrition Co.	7,336,296

	Health Care Technology (1.8%)
194,137	athenahealth, Inc. (a)	5,230,051

	Hotels, Restaurants & Leisure (9.2%)
224,575	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	9,093,042
298,593	Las Vegas Sands Corp. (a)	8,459,140
107,682	Wynn Resorts Ltd.	8,680,246
		26,232,428
	Information Technology Services (4.9%)
384,194	Redecard SA (Brazil)	5,296,135
126,452	Visa, Inc. (Class A)	8,722,659
		14,018,794
	Internet & Catalog Retail (6.2%)
141,733	Amazon.com, Inc. (a)	17,692,530

	Internet Software & Services (9.8%)
111,484	Baidu, Inc. (ADR) (Cayman Islands) (a)	8,743,690
31,482	Google, Inc. (Class A) (a)	14,167,530
269,900	Tencent Holdings Ltd. (Cayman Islands) (b)	4,937,396
		27,848,616
	Life Sciences Tools & Services (5.5%)
206,823	Illumina, Inc. (a)	8,870,639
116,810	Techne Corp.	6,743,441
		15,614,080
	Media (1.7%)
118,614	Naspers Ltd. (Class N) (South Africa)	4,789,271

	Metals & Mining (2.7%)
8,741,750	Lynas Corp. Ltd. (Australia) (a)	7,622,014

	Oil, Gas & Consumable Fuels (4.9%)
145,763	Range Resources Corp.	4,928,247
228,338	Ultra Petroleum Corp. (Canada) (a)	8,907,465
		13,835,712
	Professional Services (5.2%)
168,669	CoStar Group, Inc. (a)	6,960,970
281,877	Verisk Analytics, Inc. (Class A) (a)	7,841,818
		14,802,788

	Real Estate Management & Development (4.0%)
446,920	Brookfield Asset Management, Inc. (Class A) (Canada)		$11,459,029

	Semiconductors & Semiconductor Equipment (1.6%)
299,643	Tessera Technologies, Inc. (a)		4,554,574

	Software (3.6%)
92,615	Salesforce.com, Inc. (a)		10,176,536
	Total Common Stocks (Cost $241,121,560)		270,275,418

	Convertible Preferred Stocks (0.6%)
	Alternative Energy (0.6%)
580,266	Better Place, LLC (Cost $1,740,798)(c)(d)		1,740,798

NUMBER OF SHARES (000)
	Short-Term Investment (e) (4.4%)
	Investment Company
12,660	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $12,659,641)		12,659,641
	Total Investments (Cost $255,521,999) (f)	100.0%	284,675,857
	Liabilities in Excess of Other Assets	(0.0)	(119,493)
	Net Assets	100.0%	$284,556,364

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on a Hong Kong exchange.
(c)	Illiquid security. Resale is restricted to qualified institutional investors.
(d)

At August 31, 2010, the Fund held $1,740,798 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at August 31, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

BANC OF AMERICA SECURITIES LLC	$284,687		AUD	319,837	08/31/2010	$(127)
STAT STREET BANK & TRUST COMPANY	ZAR	1,571,679	$213,630		09/01/2010	522
	Net Unrealized Appreciation					$395

Currency Abbreviations:

AUD	Australian Dollar.
ZAR	South African Rand.

Morgan Stanley Capital Opportunities Trust

Notes to Portfolio of Investments • August 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of August 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT AUGUST 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Air Freight & Logistics	$6,959,407	$6,959,407	—	—
Capital Markets	9,536,856	9,536,856	—	—
Chemicals	7,767,560	7,767,560	—	—
Commercial Services & Supplies	6,133,503	6,133,503	—	—
Computers & Peripherals	27,681,594	27,681,594	—	—
Distributors	11,621,651	11,621,651	—	—
Diversified Financial Services	19,362,128	19,362,128	—	—
Food Products	7,336,296	7,336,296	—	—
Health Care Technology	5,230,051	5,230,051	—	—
Hotels, Restaurants & Leisure	26,232,428	26,232,428	—	—
Information Technology Services	14,018,794	14,018,794	—	—
Internet & Catalog Retail	17,692,530	17,692,530	—	—
Internet Software & Services	27,848,616	27,848,616	—	—
Life Sciences Tools & Services	15,614,080	15,614,080	—	—
Media	4,789,271	4,789,271	—	—
Metals & Mining	7,622,014	7,622,014	—	—
Oil, Gas & Consumable Fuels	13,835,712	13,835,712	—	—
Professional Services	14,802,788	14,802,788	—	—
Real Estate Management & Development	11,459,029	11,459,029	—	—
Semiconductors & Semiconductor Equipment	4,554,574	4,554,574	—	—
Software	10,176,536	10,176,536	—	—
Total Common Stocks	270,275,418	270,275,418	—	—
Convertible Preferred Stocks	1,740,798	—	—	$1,740,798
Short-Term Investment - Investment Company	12,659,641	12,659,641	—	—
Forward Foreign Currency Contracts	522	—	$522	—
Total	284,676,379	282,935,059	522	1,740,798

Liabilities:
Forward Foreign Currency Contracts	$(127)	—	$(127)	—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Beginning Balance	$—
Net purchases (sales)	1,740,798
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,740,798
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 8/31/10.	$—

Valuation of Investments - (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust

/s/ Sara Furber
Sara Furber
Principal Executive Officer
October 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
October 19, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2010